Other Non-Current Assets - Summary of Other Non-Current Assets (Detail) - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Other Noncurrent Assets [abstract]
Cash surrender value of life insurance policies		$ 370	$ 354
Deferred commissions		98	108
Net defined benefit plan surpluses (see note 27)		40	45
Other non-current assets	[1]	117	111
Total other non-current assets		$ 625	$ 618

[1]	Includes a tax receivable from HM Revenue & Customs (“HMRC”) of $89 million and $91 million as of December 31, 2024 and 2023, respectively (see note 31).